FAIR VALUE MEASUREMENTS (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Interest rate collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	$ 198
Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	7,130
Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	11,181
(Level 1) | Interest rate collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0
(Level 1) | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	7,130
(Level 1) | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0
(Level 2) | Interest rate collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	198
(Level 2) | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0
(Level 2) | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	11,181
(Level 3) | Interest rate collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0
(Level 3) | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0
(Level 3) | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 0